Note 3 - Acquisitions (Details) - Pro Forma Results of Operations - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Pro Forma Results of Operations [Abstract]
Revenues	$ 197,088	$ 205,723	$ 199,860
Net income	$ 22,391	$ 16,830	$ 8,223
Earnings per share
Basic	$ 0.30	$ 0.24	$ 0.13
Diluted	$ 0.29	$ 0.24	$ 0.13